Profit/Loss per share - Additional information (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares [member]
Earnings per share [line items]
Anti-dilutive shares	9,893,333	9,893,333	9,893,333
Warrants outstanding	29,680,000	29,680,000
Series A Private Placement Shares [member]
Earnings per share [line items]
Anti-dilutive shares			500,000
Shares Issued Under Shares Based Compensation [member]
Earnings per share [line items]
Anti-dilutive shares			8,750,000
Series A Common Shares Under LTIP [member]
Earnings per share [line items]
Anti-dilutive shares	7,714,286	8,432,068
Class A Warrant [member]
Earnings per share [line items]
Warrants outstanding	65,000,000	65,000,000
Class A Warrant [member] | Series A common shares [member]
Earnings per share [line items]
Anti-dilutive shares	21,666,667	21,666,667	21,666,667
Forward Purchase Agreement Warrants [member]
Earnings per share [line items]
Anti-dilutive shares	1,666,666	1,666,666	1,666,666
Warrants outstanding	5,000,000	5,000,000